Shareholder Fees {- Software and IT Services Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 | Software and IT Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none